SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - $ / shares	Feb. 15, 2018	Feb. 16, 2017
PBF Energy Inc. [Member] | Class A Common Stock [Member]
Subsequent Event [Line Items]
Dividends declared per share (in dollars per share)	$ 0.30
PBF Logistics LP [Member]
Subsequent Event [Line Items]
Dividends declared per unit (in dollars per share)		$ 0.4850